Schedule of Accounts and Other Receivables (Details) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Accounts Other Receivables And Customer Advance
Trade accounts receivable	$ 11,096,122	$ 9,677,725
Other receivables	49,917	53,387
Allowance for doubtful accounts	(1,084,305)	(1,084,305)	$ (874,438)
Total accounts and other receivables	$ 10,061,734	$ 8,646,807